Average Annual Total Returns			12 Months Ended	60 Months Ended	112 Months Ended
		Oct. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LADENBURG INCOME FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			2.00%	0.93%	2.23%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.91%	1.10%	2.03%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND Class C Shares | Barclays US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.18%	(1.20%)	0.93%
LADENBURG INCOME FUND Class C Shares | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%	14.53%	14.93%
LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.49%	2.12%	2.94%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.72%	1.04%	2.08%
LADENBURG INCOME FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.81%	1.32%	2.00%
LADENBURG INCOME & GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.25%	3.05%	3.93%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.54%	4.33%	4.23%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND Class C Shares | Barclays US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.18%	(1.20%)	0.93%
LADENBURG INCOME & GROWTH FUND Class C Shares | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		25.02%	14.53%	14.93%
LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			9.75%	4.25%	4.72%
Performance Inception Date		Aug. 24, 2015
LADENBURG INCOME & GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.98%	3.19%	3.89%
LADENBURG INCOME & GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.04%	3.01%	3.46%
LADENBURG GROWTH & INCOME FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			6.35%	5.05%	5.70%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			11.03%	5.29%	5.48%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND Class C Shares | Barclays US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.18%	(1.20%)	0.93%
LADENBURG GROWTH & INCOME FUND Class C Shares | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		25.02%	14.53%	14.93%
LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			12.19%	6.36%	6.48%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH & INCOME FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.70%	5.26%	5.66%
LADENBURG GROWTH & INCOME FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.71%	4.76%	4.97%
LADENBURG GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			6.08%	8.40%	7.85%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			14.66%	7.41%	7.12%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND Class C Shares | Barclays US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		1.18%	(1.20%)	0.93%
LADENBURG GROWTH FUND Class C Shares | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		25.02%	14.53%	14.93%
LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			15.80%	8.42%	8.10%
Performance Inception Date		Aug. 24, 2015
LADENBURG GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.16%	7.47%	7.40%
LADENBURG GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.27%	6.53%	6.42%
LADENBURG AGGRESSIVE GROWTH FUND Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			10.47%	8.00%	8.57%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			15.37%	8.29%	8.24%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND Class C Shares | Barclays US Gov’t/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		1.18%	(1.20%)	0.93%
LADENBURG AGGRESSIVE GROWTH FUND Class C Shares | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		25.02%	14.53%	14.93%
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			16.41%	9.26%	9.16%
Performance Inception Date		Aug. 24, 2015
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.30%	8.51%	8.54%
LADENBURG AGGRESSIVE GROWTH FUND Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.25%	7.25%	7.35%

[1]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[2]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[3]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[4]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[5]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[6]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[7]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[8]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[9]	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.
[10]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.